Document and Entity Information	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity Registrant Name	PDL Community Bancorp
Entity Central Index Key	0001703489
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38224
Entity Tax Identification Number	82-2857928
Entity Address, Address Line One	2244 Westchester Avenue
Entity Address, City or Town	Bronx
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10462
City Area Code	718
Local Phone Number	931-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Incorporation, State or Country Code	NY
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PDLB
Security Exchange Name	NASDAQ